SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues by Geographical Areas from External Customers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,387,666	$ 1,269,657	$ 984,367
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	819,245	731,251	559,431
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	709,703	588,886	481,098
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	350,200	334,677	251,597
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	56,712	55,244	51,053
Asia and others
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 161,509	$ 148,485	$ 122,286